Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ 11,083	¥ 71,460	¥ 24,149	¥ 23,076
Reversal of accretion of Convertible Preference Shares | ¥			15	31
Reversal of dividend of Convertible Preference Shares | ¥			97	208
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 71,460	¥ 24,261	¥ 23,315
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	2,458	2,458	2,337	2,175
Adjustments for dilutive share options and RSUs (million shares)	104	104	120	66
Conversion of Convertible Preference Shares (million shares)			43	91
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	2,562	2,562	2,500	2,332
Net income per ordinary share/ADS - basic | (per share)	$ 4.51	¥ 29.07	¥ 10.33	¥ 10.61
Net income per ordinary share/ADS - diluted | (per share)	$ 4.33	¥ 27.89	¥ 9.70	¥ 10.00